Expenses by nature (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Salaries and benefits	$ 10,835	$ 9,763
Consulting and professional fees	2,922	2,705
Office expenses	2,182	1,539
Marketing and communication expenses	815	807
Share-based compensation expense	668	1,174
Listing and filing fees	257	318
Director expenses	1,307	1,282
Travelling expense	237	596
Other	1,047	1,331
Total General and administrative expenses	$ 20,270	$ 19,515